NATIXIS FUNDS TRUST I

December 18, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I

(File Nos.: 002-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated December 15, 2020, for the Mirova U.S. Sustainable Equity Fund, a series of Natixis Funds Trust I, do not differ from those contained in Post-Effective Amendment No. 153 that was filed electronically on December 14, 2020.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary